Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STERLING CAPITAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2013
Supplement [Text Block]	scf2_SupplementTextBlock
STERLING CAPITAL STRATEGIC ALLOCATION CONSERVATIVE FUND
STERLING CAPITAL STRATEGIC ALLOCATION BALANCED FUND
STERLING CAPITAL STRATEGIC ALLOCATION GROWTH FUND
SUPPLEMENT DATED MARCH 1, 2013 TO THE
STERLING CAPITAL FUNDS CLASS A, CLASS B AND CLASS C SHARES
PROSPECTUS AND INSTITUTIONAL AND CLASS R SHARES PROSPECTUS,
EACH DATED FEBRUARY 1, 2013, AS AMENDED
This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Funds’ Class A, Class B and Class C Shares Prospectus (the “Retail Prospectus”) and Institutional and Class R Shares Prospectus (the “Institutional Prospectus”), each dated February 1, 2013, as amended, with respect to the Sterling Capital Strategic Allocation Conservative Fund, Sterling Capital Strategic Allocation Balanced Fund, and Sterling Capital Strategic Allocation Growth Fund:
STERLING CAPITAL STRATEGIC ALLOCATION CONSERVATIVE FUND
Effective March 1, 2013, the “Principal Strategy” section of the Strategic Allocation Conservative Fund summary is deleted in its entirety and replaced with the following disclosure:
Principal Strategy
To pursue its investment objective, under normal market conditions, the Fund expects to invest mainly in a mix of three to six Sterling Capital Funds; however, the Fund may invest in any Sterling Capital Fund, and the number and identity of the underlying funds in which the Fund invests may change at any time without notice. The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the underlying funds. Under normal circumstances, the Fund intends to invest all of its assets in underlying funds to the extent consistent with the Fund’s investment objective. The Fund may also invest in other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies.
The Fund will invest 25% to 55% of its total assets in underlying funds which invest mainly in equity securities and 45% to 75% of its total assets in underlying funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities). The Fund will invest in underlying funds which invest in securities of U.S., international and emerging market issuers.
The Fund may invest in money market funds during periods of large shareholder inflows, when the portfolio management team is rebalancing the portfolio or for temporary cash management purposes.
The underlying funds that are part of the Sterling Capital Funds group of investment companies are described in this Prospectus. More information is available online at www.sterlingcapitalfunds.com.
The Fund’s investment adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% through January 31, 2014. Accordingly, effective March 1, 2013, the Annual Fund Operating Expenses table in the Fund’s Retail Prospectus is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.21%	0.21%	0.21%
Acquired Fund Fees and Expenses[2]	0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses[2]	1.37%	2.12%	2.12%
Fee Waiver or Expense Reimbursement[3]	-0.25%	-0.25%	-0.25%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2,3]	1.12%	1.87%	1.87%
1	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

2	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

3	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% through January 31, 2014. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.
The Fund’s investment adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% through January 31, 2014. Accordingly, effective March 1, 2013, the Annual Fund Operating Expenses table in the Fund’s Institutional Prospectus is deleted in its entirety and replaced with the following disclosure:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.21%
Acquired Fund Fees and Expenses[1]	0.66%
Total Annual Fund Operating Expenses[1]	1.12%
Fee Waiver or Expense Reimbursement[2]	-0.25%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[1,2]	0.87%

1	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
2	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% through January 31, 2014. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.
Change to Benchmark Index
Effective March 1, 2013, the Russell 3000® Index is added as an additional benchmark index for the Fund. Accordingly, the following line item will be added to the Average Annual Total Returns table for the Fund:

Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)[1]	16.42%	2.04%	7.68%	(9/30/97) 4.89%
1
Returns for the Russell 3000® Index are included to show how the Fund’s performance compares with the returns of the U.S. equity markets generally. The Russell 3000® Index represents approximately 98% of the U.S. equity market and comprises the 3,000 largest companies in the United States.

Change to Example
Effective March 1, 2013, the “Example” section in the Retail Prospectus of the Fund is deleted in its entirety and replaced with the following:
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$683	$961	$1,259	$2,106
Class B Shares	$590	$940	$1,216	$2,241
Class C Shares	$190	$640	$1,116	$2,432
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$683	$961	$1,259	$2,106
Class B Shares	$190	$640	$1,116	$2,241
Class C Shares	$190	$640	$1,116	$2,432
Effective March 1, 2013, the “Example” section in the Institutional Prospectus of the Fund is deleted in its entirety and replaced with the following:
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$89	$331	$593	$1,341
STERLING CAPITAL STRATEGIC ALLOCATION BALANCED FUND
Effective March 1, 2013, the “Principal Strategy” section of the Strategic Allocation Balanced Fund summary is deleted in its entirety and replaced with the following disclosure:
Principal Strategy
To pursue its investment objective, under normal market conditions, the Fund expects to invest mainly in a mix of three to six Sterling Capital Funds; however, the Fund may invest in any Sterling Capital Fund, and the number and identity of the underlying funds in which the Fund invests may change at any time without notice. The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the underlying funds. Under normal circumstances, the Fund intends to invest all of its assets in underlying funds to the extent consistent with the Fund’s investment objective. The Fund may also invest in other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies.
The Fund will invest 45% to 75% of its total assets in underlying funds which invest mainly in equity securities and 25% to 55% of its total assets in underlying funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities). The Fund will invest in underlying funds which invest in securities of U.S., international and emerging market issuers.
The Fund may invest in money market funds during periods of large shareholder inflows, when the portfolio management team is rebalancing the portfolio or for temporary cash management purposes.
The underlying funds that are part of the Sterling Capital Funds group of investment companies are described in this Prospectus. More information is available online at www.sterlingcapitalfunds.com.

The Fund’s investment adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% through January 31, 2014. Accordingly, effective March 1, 2013, the Annual Fund Operating Expenses table in the Fund’s Retail Prospectus is deleted in its entirety and replaced with the following disclosure:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.19%	0.19%	0.19%
Acquired Fund Fees and Expenses[2]	0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses[2]	1.35%	2.10%	2.10%
Fee Waiver or Expense Reimbursement[3]	-0.25%	-0.25%	-0.25%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2,3]	1.10%	1.85%	1.85%

1	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

2	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

3	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% through January 31, 2014. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.
The Fund’s investment adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% through January 31, 2014. Accordingly, effective March 1, 2013, the Annual Fund Operating Expenses table in the Fund’s Institutional Prospectus is deleted in its entirety and replaced with the following disclosure:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.19%
Acquired Fund Fees and Expenses[1]	0.66%
Total Annual Fund Operating Expenses[1]	1.10%
Fee Waiver or Expense Reimbursement[2]	-0.25%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[1,2]	0.85%

1	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
2	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% through January 31, 2014. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.
Change to Benchmark Index
Effective March 1, 2013, the Russell 3000® Index is added as an additional benchmark index for the Fund. Accordingly, the following line item will be added to the Average Annual Total Returns table for the Fund:

Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)[1]	16.42%	2.04%	7.68%	(9/30/97) 4.89%
1
Returns for the Russell 3000® Index are included to show how the Fund’s performance compares with the returns of the U.S. equity markets generally. The Russell 3000® Index represents approximately 98% of the U.S. equity market and comprises the 3,000 largest companies in the United States.

Change to Example
Effective March 1, 2013, the “Example” section in the Retail Prospectus of the Fund is deleted in its entirety and replaced with the following:
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$681	$955	$1,249	$2,085
Class B Shares	$588	$934	$1,206	$2,219
Class C Shares	$188	$634	$1,106	$2,411
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$681	$955	$1,249	$2,085
Class B Shares	$188	$634	$1,106	$2,219
Class C Shares	$188	$634	$1,106	$2,411
Effective March 1, 2013, the “Example” section in the Institutional Prospectus of the Fund is deleted in its entirety and replaced with the following:
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$87	$325	$582	$1,318
STERLING CAPITAL STRATEGIC ALLOCATION GROWTH FUND
Effective March 1, 2013, the “Principal Strategy” section of the Strategic Allocation Growth Fund is deleted in its entirety and replaced with the following disclosure:
Principal Strategy
To pursue its investment objective, under normal market conditions, the Fund expects to invest mainly in a mix of three to six Sterling Capital Funds; however, the Fund may invest in any Sterling Capital Fund, and the number and identity of the underlying funds in which the Fund invests may change at any time without notice. The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the underlying funds. Under normal circumstances, the Fund intends to invest all of its assets in underlying funds to the extent consistent with the Fund’s investment objective. The Fund may also invest in other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies.
The Fund will invest 60% to 90% of its total assets in underlying funds which invest mainly in equity securities, and 10% to 40% of its total assets in underlying funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities). The Fund will invest in underlying funds which invest in securities of U.S., international and emerging market issuers.
The Fund may invest in money market funds during periods of large shareholder inflows, when the portfolio management team is rebalancing the portfolio or for temporary cash management purposes.
The underlying funds that are part of the Sterling Capital Funds group of investment companies are described in this Prospectus. More information is available online at www.sterlingcapitalfunds.com.

The Fund’s investment adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% through January 31, 2014. Accordingly, effective March 1, 2013, the Annual Fund Operating Expenses table in the Fund’s Retail Prospectus is deleted in its entirety and replaced with the following disclosure:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.20%	0.20%	0.20%
Acquired Fund Fees and Expenses[2]	0.65%	0.65%	0.65%
Total Annual Fund Operating Expenses[2]	1.35%	2.10%	2.10%
Fee Waiver or Expense Reimbursement[3]	-0.25%	-0.25%	-0.25%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2,3]	1.10%	1.85%	1.85%

1	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

2	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

3	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% through January 31, 2014. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.
The Fund’s investment adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% through January 31, 2014. Accordingly, effective March 1, 2013, the Annual Fund Operating Expenses table in the Fund’s Institutional Prospectus is deleted in its entirety and replaced with the following disclosure:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.20%
Acquired Fund Fees and Expenses[1]	0.65%
Total Annual Fund Operating Expenses[1]	1.10%
Fee Waiver or Expense Reimbursement[2]	-0.25%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[1,2]	0.85%

1	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
2	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% through January 31, 2014. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.
Change to Benchmark Index
Effective March 1, 2013, the Russell 3000® Index is added as an additional benchmark index for the Fund. Accordingly, the following line item will be added to the Average Annual Total Returns table for the Fund:

Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)[1]	16.42%	2.04%	7.68%	(9/30/97) 4.89%
1
Returns for the Russell 3000® Index are included to show how the Fund’s performance compares with the returns of the U.S. equity markets generally. The Russell 3000® Index represents approximately 98% of the U.S. equity market and comprises the 3,000 largest companies in the United States.

Change to Example
Effective March 1, 2013, the “Example” section in the Retail Prospectus of the Fund is deleted in its entirety and replaced with the following:
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$681	$955	$1,249	$2,085
Class B Shares	$588	$934	$1,206	$2,219
Class C Shares	$188	$634	$1,106	$2,411
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$681	$961	$1,249	$2,085
Class B Shares	$188	$634	$1,106	$2,219
Class C Shares	$188	$634	$1,106	$2,411
Effective March 1, 2013, the “Example” section in the Institutional Prospectus of the Fund is deleted in its entirety and replaced with the following:
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$87	$325	$582	$1,318

STERLING CAPITAL STRATEGIC ALLOCATION CONSERVATIVE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf2_SupplementTextBlock
STERLING CAPITAL STRATEGIC ALLOCATION CONSERVATIVE FUND
STERLING CAPITAL STRATEGIC ALLOCATION BALANCED FUND
STERLING CAPITAL STRATEGIC ALLOCATION GROWTH FUND
SUPPLEMENT DATED MARCH 1, 2013 TO THE
STERLING CAPITAL FUNDS CLASS A, CLASS B AND CLASS C SHARES
PROSPECTUS AND INSTITUTIONAL AND CLASS R SHARES PROSPECTUS,
EACH DATED FEBRUARY 1, 2013, AS AMENDED
This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Funds’ Class A, Class B and Class C Shares Prospectus (the “Retail Prospectus”) and Institutional and Class R Shares Prospectus (the “Institutional Prospectus”), each dated February 1, 2013, as amended, with respect to the Sterling Capital Strategic Allocation Conservative Fund, Sterling Capital Strategic Allocation Balanced Fund, and Sterling Capital Strategic Allocation Growth Fund:
STERLING CAPITAL STRATEGIC ALLOCATION CONSERVATIVE FUND
Effective March 1, 2013, the “Principal Strategy” section of the Strategic Allocation Conservative Fund summary is deleted in its entirety and replaced with the following disclosure:
Principal Strategy
To pursue its investment objective, under normal market conditions, the Fund expects to invest mainly in a mix of three to six Sterling Capital Funds; however, the Fund may invest in any Sterling Capital Fund, and the number and identity of the underlying funds in which the Fund invests may change at any time without notice. The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the underlying funds. Under normal circumstances, the Fund intends to invest all of its assets in underlying funds to the extent consistent with the Fund’s investment objective. The Fund may also invest in other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies.
The Fund will invest 25% to 55% of its total assets in underlying funds which invest mainly in equity securities and 45% to 75% of its total assets in underlying funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities). The Fund will invest in underlying funds which invest in securities of U.S., international and emerging market issuers.
The Fund may invest in money market funds during periods of large shareholder inflows, when the portfolio management team is rebalancing the portfolio or for temporary cash management purposes.
The underlying funds that are part of the Sterling Capital Funds group of investment companies are described in this Prospectus. More information is available online at www.sterlingcapitalfunds.com.
The Fund’s investment adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% through January 31, 2014. Accordingly, effective March 1, 2013, the Annual Fund Operating Expenses table in the Fund’s Retail Prospectus is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.21%	0.21%	0.21%
Acquired Fund Fees and Expenses[2]	0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses[2]	1.37%	2.12%	2.12%
Fee Waiver or Expense Reimbursement[3]	-0.25%	-0.25%	-0.25%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2,3]	1.12%	1.87%	1.87%
1	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

2	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

3	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% through January 31, 2014. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.
The Fund’s investment adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% through January 31, 2014. Accordingly, effective March 1, 2013, the Annual Fund Operating Expenses table in the Fund’s Institutional Prospectus is deleted in its entirety and replaced with the following disclosure:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.21%
Acquired Fund Fees and Expenses[1]	0.66%
Total Annual Fund Operating Expenses[1]	1.12%
Fee Waiver or Expense Reimbursement[2]	-0.25%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[1,2]	0.87%

1	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
2	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% through January 31, 2014. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.
Change to Benchmark Index
Effective March 1, 2013, the Russell 3000® Index is added as an additional benchmark index for the Fund. Accordingly, the following line item will be added to the Average Annual Total Returns table for the Fund:

Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)[1]	16.42%	2.04%	7.68%	(9/30/97) 4.89%
1
Returns for the Russell 3000® Index are included to show how the Fund’s performance compares with the returns of the U.S. equity markets generally. The Russell 3000® Index represents approximately 98% of the U.S. equity market and comprises the 3,000 largest companies in the United States.

Change to Example
Effective March 1, 2013, the “Example” section in the Retail Prospectus of the Fund is deleted in its entirety and replaced with the following:
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$683	$961	$1,259	$2,106
Class B Shares	$590	$940	$1,216	$2,241
Class C Shares	$190	$640	$1,116	$2,432
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$683	$961	$1,259	$2,106
Class B Shares	$190	$640	$1,116	$2,241
Class C Shares	$190	$640	$1,116	$2,432
Effective March 1, 2013, the “Example” section in the Institutional Prospectus of the Fund is deleted in its entirety and replaced with the following:
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$89	$331	$593	$1,341

STERLING CAPITAL STRATEGIC ALLOCATION BALANCED FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf2_SupplementTextBlock
STERLING CAPITAL STRATEGIC ALLOCATION CONSERVATIVE FUND
STERLING CAPITAL STRATEGIC ALLOCATION BALANCED FUND
STERLING CAPITAL STRATEGIC ALLOCATION GROWTH FUND
SUPPLEMENT DATED MARCH 1, 2013 TO THE
STERLING CAPITAL FUNDS CLASS A, CLASS B AND CLASS C SHARES
PROSPECTUS AND INSTITUTIONAL AND CLASS R SHARES PROSPECTUS,
EACH DATED FEBRUARY 1, 2013, AS AMENDED
This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Funds’ Class A, Class B and Class C Shares Prospectus (the “Retail Prospectus”) and Institutional and Class R Shares Prospectus (the “Institutional Prospectus”), each dated February 1, 2013, as amended, with respect to the Sterling Capital Strategic Allocation Conservative Fund, Sterling Capital Strategic Allocation Balanced Fund, and Sterling Capital Strategic Allocation Growth Fund:
STERLING CAPITAL STRATEGIC ALLOCATION BALANCED FUND
Effective March 1, 2013, the “Principal Strategy” section of the Strategic Allocation Balanced Fund summary is deleted in its entirety and replaced with the following disclosure:
Principal Strategy
To pursue its investment objective, under normal market conditions, the Fund expects to invest mainly in a mix of three to six Sterling Capital Funds; however, the Fund may invest in any Sterling Capital Fund, and the number and identity of the underlying funds in which the Fund invests may change at any time without notice. The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the underlying funds. Under normal circumstances, the Fund intends to invest all of its assets in underlying funds to the extent consistent with the Fund’s investment objective. The Fund may also invest in other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies.
The Fund will invest 45% to 75% of its total assets in underlying funds which invest mainly in equity securities and 25% to 55% of its total assets in underlying funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities). The Fund will invest in underlying funds which invest in securities of U.S., international and emerging market issuers.
The Fund may invest in money market funds during periods of large shareholder inflows, when the portfolio management team is rebalancing the portfolio or for temporary cash management purposes.
The underlying funds that are part of the Sterling Capital Funds group of investment companies are described in this Prospectus. More information is available online at www.sterlingcapitalfunds.com.

The Fund’s investment adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% through January 31, 2014. Accordingly, effective March 1, 2013, the Annual Fund Operating Expenses table in the Fund’s Retail Prospectus is deleted in its entirety and replaced with the following disclosure:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.19%	0.19%	0.19%
Acquired Fund Fees and Expenses[2]	0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses[2]	1.35%	2.10%	2.10%
Fee Waiver or Expense Reimbursement[3]	-0.25%	-0.25%	-0.25%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2,3]	1.10%	1.85%	1.85%

1	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

2	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

3	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% through January 31, 2014. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.
The Fund’s investment adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% through January 31, 2014. Accordingly, effective March 1, 2013, the Annual Fund Operating Expenses table in the Fund’s Institutional Prospectus is deleted in its entirety and replaced with the following disclosure:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.19%
Acquired Fund Fees and Expenses[1]	0.66%
Total Annual Fund Operating Expenses[1]	1.10%
Fee Waiver or Expense Reimbursement[2]	-0.25%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[1,2]	0.85%

1	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
2	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% through January 31, 2014. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.
Change to Benchmark Index
Effective March 1, 2013, the Russell 3000® Index is added as an additional benchmark index for the Fund. Accordingly, the following line item will be added to the Average Annual Total Returns table for the Fund:

Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)[1]	16.42%	2.04%	7.68%	(9/30/97) 4.89%
1
Returns for the Russell 3000® Index are included to show how the Fund’s performance compares with the returns of the U.S. equity markets generally. The Russell 3000® Index represents approximately 98% of the U.S. equity market and comprises the 3,000 largest companies in the United States.

Change to Example
Effective March 1, 2013, the “Example” section in the Retail Prospectus of the Fund is deleted in its entirety and replaced with the following:
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$681	$955	$1,249	$2,085
Class B Shares	$588	$934	$1,206	$2,219
Class C Shares	$188	$634	$1,106	$2,411
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$681	$955	$1,249	$2,085
Class B Shares	$188	$634	$1,106	$2,219
Class C Shares	$188	$634	$1,106	$2,411
Effective March 1, 2013, the “Example” section in the Institutional Prospectus of the Fund is deleted in its entirety and replaced with the following:
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$87	$325	$582	$1,318

STERLING CAPITAL STRATEGIC ALLOCATION GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf2_SupplementTextBlock
STERLING CAPITAL STRATEGIC ALLOCATION CONSERVATIVE FUND
STERLING CAPITAL STRATEGIC ALLOCATION BALANCED FUND
STERLING CAPITAL STRATEGIC ALLOCATION GROWTH FUND
SUPPLEMENT DATED MARCH 1, 2013 TO THE
STERLING CAPITAL FUNDS CLASS A, CLASS B AND CLASS C SHARES
PROSPECTUS AND INSTITUTIONAL AND CLASS R SHARES PROSPECTUS,
EACH DATED FEBRUARY 1, 2013, AS AMENDED
This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Funds’ Class A, Class B and Class C Shares Prospectus (the “Retail Prospectus”) and Institutional and Class R Shares Prospectus (the “Institutional Prospectus”), each dated February 1, 2013, as amended, with respect to the Sterling Capital Strategic Allocation Conservative Fund, Sterling Capital Strategic Allocation Balanced Fund, and Sterling Capital Strategic Allocation Growth Fund:
STERLING CAPITAL STRATEGIC ALLOCATION GROWTH FUND
Effective March 1, 2013, the “Principal Strategy” section of the Strategic Allocation Growth Fund is deleted in its entirety and replaced with the following disclosure:
Principal Strategy
To pursue its investment objective, under normal market conditions, the Fund expects to invest mainly in a mix of three to six Sterling Capital Funds; however, the Fund may invest in any Sterling Capital Fund, and the number and identity of the underlying funds in which the Fund invests may change at any time without notice. The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the underlying funds. Under normal circumstances, the Fund intends to invest all of its assets in underlying funds to the extent consistent with the Fund’s investment objective. The Fund may also invest in other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies.
The Fund will invest 60% to 90% of its total assets in underlying funds which invest mainly in equity securities, and 10% to 40% of its total assets in underlying funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities). The Fund will invest in underlying funds which invest in securities of U.S., international and emerging market issuers.
The Fund may invest in money market funds during periods of large shareholder inflows, when the portfolio management team is rebalancing the portfolio or for temporary cash management purposes.
The underlying funds that are part of the Sterling Capital Funds group of investment companies are described in this Prospectus. More information is available online at www.sterlingcapitalfunds.com.

The Fund’s investment adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% through January 31, 2014. Accordingly, effective March 1, 2013, the Annual Fund Operating Expenses table in the Fund’s Retail Prospectus is deleted in its entirety and replaced with the following disclosure:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.20%	0.20%	0.20%
Acquired Fund Fees and Expenses[2]	0.65%	0.65%	0.65%
Total Annual Fund Operating Expenses[2]	1.35%	2.10%	2.10%
Fee Waiver or Expense Reimbursement[3]	-0.25%	-0.25%	-0.25%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2,3]	1.10%	1.85%	1.85%

1	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

2	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

3	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% through January 31, 2014. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.
The Fund’s investment adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% through January 31, 2014. Accordingly, effective March 1, 2013, the Annual Fund Operating Expenses table in the Fund’s Institutional Prospectus is deleted in its entirety and replaced with the following disclosure:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.20%
Acquired Fund Fees and Expenses[1]	0.65%
Total Annual Fund Operating Expenses[1]	1.10%
Fee Waiver or Expense Reimbursement[2]	-0.25%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[1,2]	0.85%

1	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
2	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% through January 31, 2014. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.
Change to Benchmark Index
Effective March 1, 2013, the Russell 3000® Index is added as an additional benchmark index for the Fund. Accordingly, the following line item will be added to the Average Annual Total Returns table for the Fund:

Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)[1]	16.42%	2.04%	7.68%	(9/30/97) 4.89%
1
Returns for the Russell 3000® Index are included to show how the Fund’s performance compares with the returns of the U.S. equity markets generally. The Russell 3000® Index represents approximately 98% of the U.S. equity market and comprises the 3,000 largest companies in the United States.

Change to Example
Effective March 1, 2013, the “Example” section in the Retail Prospectus of the Fund is deleted in its entirety and replaced with the following:
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$681	$955	$1,249	$2,085
Class B Shares	$588	$934	$1,206	$2,219
Class C Shares	$188	$634	$1,106	$2,411
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$681	$961	$1,249	$2,085
Class B Shares	$188	$634	$1,106	$2,219
Class C Shares	$188	$634	$1,106	$2,411
Effective March 1, 2013, the “Example” section in the Institutional Prospectus of the Fund is deleted in its entirety and replaced with the following:
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$87	$325	$582	$1,318